Share-based payments (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Payments
SOP and RSU expenses and related corporate and social security taxes expenses	$ 256,103	$ 126,167	$ 151,115
RSUs and SOPs grant - business combination	13,400	43,116	45,597
Awards expenses and related taxes	19,814	113,172	28,733
Fair value adjustment - hedge of corporate and social security taxes (note 19)	(33,703)	3,995
Total share-based compensation expenses (note 8)	255,614	286,450	225,445
Equity share-based compensation, net of shares withheld for employee taxes	160,309	201,991	139,025
Liability provision for taxes presented as salaries, allowances and social security contributions	$ 66,075	$ 32,554	$ 61,772